FINANCIAL RISK MANAGEMENT	6 Months Ended
Jun. 30, 2023
Disclosure of financial risk management [Abstract]
FINANCIAL RISK MANAGEMENT
NOTE 18 - FINANCIAL RISK MANAGEMENT
The Group’s financial risk management strategy focuses on minimizing the cash flow impacts of volatility in foreign currency exchange rates and metal prices, while maintaining the financial flexibility the Group requires in order to successfully execute its business strategy.
Due to Constellium’s capital structure and the nature of its operations, the Group is exposed to the following financial risks: (i) market risk including foreign exchange, commodity price and interest rate risks; (ii) credit risk and (iii) liquidity risk.
18.1 Market risk
i. Commercial transaction exposures
The Group has agreed to supply a major customer with fabricated metal products from a Euro functional currency entity and invoices in U.S. Dollars. The Group has entered into significant foreign exchange derivatives that matched related highly probable future conversion sales. The Group designates these derivatives for hedge accounting, with a total nominal amount of $272 million and $248 million at June 30, 2023 and December 31, 2022 respectively, with maturities ranging from 2023 to 2027.
The table below details the effect of foreign currency derivatives in the Interim Income Statement and the Interim Statement of Comprehensive Income / (Loss):

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2023	2022	2023	2022
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized gains / (losses) on foreign currency derivatives - net	6	5	(2)	9	1
Unrealized losses on foreign currency derivatives - net (A)	6	(6)	(5)	(4)	(7)
Derivatives that qualify for hedge accounting
Included in Other comprehensive income
Unrealized (losses) / gains on foreign currency derivatives - net		—	(16)	2	(18)
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement		1	3	2	3
Included in Revenue (B)
Realized losses on foreign currency derivatives - net	6	(1)	—	(3)	(2)
Unrealized (losses) / gains on foreign currency derivatives - net	6	—	(1)	1	—
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in the future when these sales are recognized.
(B)Changes in fair value of derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices are issued.
ii. Commodities
The Group does not apply hedge accounting on commodity derivatives and therefore any mark-to-market movements are recognized in Other gains and losses – net.
18.2 Liquidity risk management
The liquidity requirements of the overall Company are funded by cash and drawings on available credit facilities, while the internal management of liquidity is optimized by means of cash pooling agreements and/or intercompany loans and deposit between the Company’s operating entities and central Treasury.
At June 30, 2023, the borrowing bases for the Pan-U.S. ABL and the French Inventory Facility were €460 million and €100 million, respectively. After deduction of amounts drawn and letters of credit, the Group had €458 million outstanding availability under these revolving credit facilities.
At June 30, 2023, liquidity was €752 million, comprised of €178 million of cash and cash equivalents and €574 million of available undrawn facilities, including the €458 million described above.
Margin calls
The Group's financial institution counterparties may require margin calls should the mark-to-market of our derivatives hedging foreign exchange and commodity price risks exceed a pre-agreed contractual limit. In order to protect from potential margin calls for significant market movements, the Group enters into derivatives with a large number of financial counterparties and monitors margin requirements on a daily basis. In addition, the Group (i) tries to offset exposures with financial counterparts and (ii) holds a significant liquidity buffer in cash or in availability under its various borrowing facilities.
At June 30, 2023, and December 31, 2022, there was no margin requirement paid as collateral to counterparties related to foreign exchange hedges nor related to aluminium or any other commodity hedges.